UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   FORM 13F

Report for the Calendar Year or Quarter Ended:       December 31, 2003

Check here if Amendment [ ]                          Amendment Number: _________

Institutional Investment Manager Filing this Report:

Name:    EnTrust Partners Offshore LLC, attn: Jill Zelenko

Address: 717 Fifth Avenue, 25th Floor
         New York, NY 10022

Form 13F File Number:      028-05427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jill Zelenko
Title:            Chief Financial Officer/Chief Operating Officer
Phone:            (212) 888-1040

Signature, Place, and Date of Signing:

/s/ Jill Zelenko            New York, New York                  January 27, 2004
   [Signature]                [City, State]                          [Date]


Report Type:

[  ]     13F HOLDINGS REPORT

[X]      13F NOTICE

[  ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  EnTrust Capital Inc.